Prepaid Expenses and Other Current Assets, Net	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consist of the following:

	As of March 31, 2024	As of September 30, 2023
Tax refunds(1)	$831,173	512,292
Deposits	198,461	204,652
Advance to suppliers	1,936,184	324,243
Prepaid expenses(2)	1,896,638	8,224
Others	20,904	4,276
Prepayments and other current assets, net	$4,883,360	1,053,687

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(1)      Tax refunds consist of consumption tax and value-added tax refund for export business. The Group is eligible for consumption tax and value-added tax refund for cross-border products sales in Japan and China.

(2)      The company signed a service agreement with consulting management company Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. For the six months ended March 31, 2024, the amortized expense amount is $229,143.

No credit loss was recorded for the six months ended March 31,2024 and the years ended September 30, 2023, respectively.

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consist of the following:

	As of September 30,
	2023	2022
Tax refunds(1)	$512,292	532,149
Deposits	204,652	187,691
Advance to suppliers	324,243	104,922
Prepaid expenses	8,224	71,348
Others	4,276	3,420
Prepayments and other current assets, net	$1,053,687	899,530

____________

(1)      Tax refunds consist of consumption tax and value-added tax refund for export business. The Group is eligible for consumption tax and value-added tax refund for cross-border products sales in Japan and China.